IMPACTS ON APPLICATION OF NEW STANDARDS (Details 3) $ in Millions	12 Months Ended
	Dec. 31, 2018 COP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 COP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)
Disclosure Of Impacts On Application Of New Standards [Line Items]
Balance	$ 24,429,550
Effect of adoption of new accounting standards (Note 32 Impacts on application of new standards)	(749,781)
Shareholders' equity as of January 1, 2018 (adjusted)	24,429,550		$ 26,655,225		$ 22,476,980	$ 20,407,919
IFRS 9 Update [Member]
Disclosure Of Impacts On Application Of New Standards [Line Items]
Balance		$ 3,568,182
Expected Credit Loss On Financial Assets Recognized debt instruments at FVOCI		(4,837)
Expected Credit Loss On Financial Assets Recognized		(8,736)
Investment In Debt Instruments Reclassification Adjustment	24,126
Expected Credit Loss On Financial Assets Recognized loans and financial leases		(948,785)
Expected Credit Loss On Financial Assets Recognized Financial guarantees and loan commitments		16,990
Modification Of Debt Recognized	(55,910)
Deferred tax relating to items credited (charged) directly to equity	245,512
Shareholders' equity as of January 1, 2018 (adjusted)		$ 3,568,182		$ 2,836,542
Non-controlling interests [member]
Disclosure Of Impacts On Application Of New Standards [Line Items]
Balance	1,316,586
Effect of adoption of new accounting standards (Note 32 Impacts on application of new standards)	(18,141)
Shareholders' equity as of January 1, 2018 (adjusted)	1,316,586		1,806,305		1,209,397	1,128,470
Retained Earnings [Member]
Disclosure Of Impacts On Application Of New Standards [Line Items]
Balance	3,568,182
Effect of adoption of new accounting standards (Note 32 Impacts on application of new standards)	(731,640)
Shareholders' equity as of January 1, 2018 (adjusted)	$ 3,568,182		$ 3,906,945		$ 3,515,329	$ 3,753,427